FAIR VALUES OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
FAIR VALUES OF ASSETS AND LIABILITIES
23.	FAIR VALUES OF ASSETS AND LIABILITIES

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps (see Note 16) (1)	—	$(273)	—	$(273)
Currency forward contracts (see Note 16) (2)	—	4	—	4
Contingent consideration (see Note 3) (3)	—	—	$3,699	3,699
	$—	$(269)	$3,699	$3,430

(1)	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

(3)	The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2010:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ Liabilities At Fair Value
Interest rate swaps	—	$(337)	—	$(337)
Currency forward contracts	—	(28)	—	(28)
	$—	$(365)	$—	$(365)

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 2011 and 2010:

	Year Ended December 31,
	2011	2010
Contingent consideration:
Balance at the beginning of period	$—	$—
Initial recognition of the liabilities	(3,640)	—
Unrealized gains (losses) in earnings (1)	(59)	—
Balance at the end of period	$(3,699)	$—

(1)	Recorded in other income, net on our consolidated statement of income.

We have other financial instruments, such as cash, accounts receivable, due from related party, accounts payable, accrued expenses, notes payable and line of credit whose carrying amounts approximate fair value.